Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 1,729	$ 1,415	$ 0
Expense relating to short-term leases	(888)	(1,598)	(1,300)
Expense relating to lease of low value assets	(5)	0	0
Interest expense on leases	(5,008)	(6,201)	(2,377)
Effect of foreign currency exchange rate differences	$ 0	$ 0	$ (39)